UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Explanatory Note:

Subsequent to the Form N-CSR filing (on January 9, 2026) for The Advisors’ Inner Circle Fund I (the “Trust”), a misstatement of certain amounts related to PricewaterhouseCoopers LLP (“PwC”) fees in Item 4 (Principal Accountant Fees and Services) for the fiscal year ended October 31, 2025, was identified. This filing intends to correct the fees for services provided to the Trust by PwC. The amounts provided for the fiscal year ended October 31, 2024, were appropriately stated and have not changed. There are no other changes included in this supplemental filing.

Item 1.	Reports to Stockholders.

(a)              A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

Rice Hall James Micro Cap Portfolio

Institutional Class Shares - RHJSX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Institutional Class Shares of the Rice Hall James Micro Cap Portfolio (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://rhjfunds.com/how-to-invest/. You can also request this information by contacting us at 1-866-474-5669.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rice Hall James Micro Cap Portfolio, Institutional Class Shares	$134	1.25%

How did the Fund perform in the last year?

Fiscal 2025 was a volatile and unconventional year for stocks.

After a sharp sell-off in the first quarter driven by unexpected tariff proposals, policy uncertainty, and a sudden shift in the artificial intelligence (AI) narrative, equities rebounded forcefully through the summer. For the full period, the S&P 500 Index and Russell 2000 Index still managed to post positive returns (the S&P 500 was up 21.45% and the Russell 2000 finished up 14.41%. Growth again outperformed Value in Large Cap, while Small Caps alternated between deep weakness and bursts of speculative strength. The Fund underperformed with a return of 13.83%.

The early-year decline was catalyzed by two surprises: the release of China-based DeepSeek’s cost-efficient R1 model, which unsettled expectations for AI capital spending, and the launch of a far more aggressive tariff agenda under the administration. The cumulative uncertainty around trade policy, inflation risks, and budget restructuring rattled confidence across businesses and consumers, culminating in a severe market drop during April’s “Liberation Day” tariff announcement.

The subsequent recovery was equally striking. Equity markets surged following a 90-day pause in reciprocal tariffs, followed by meaningful de-escalation between the U.S. and China. Easing inflation pressures, signs of labor-market strain, and a growing recognition within the Federal Reserve that tariff-driven price increases may be temporary all improved expectations for monetary policy. In September, the Federal Reserve delivered its first rate cut since 2023, helping broaden the rebound across more cyclical areas, including Small Caps.

The foundation of the rally remained the extraordinary investment cycle around AI. Despite fears that DeepSeek would reset industry economics, corporate spending proved resilient, with hyperscale operators, well-capitalized start-ups, and sovereign entities increasing commitments. The benefits spread into construction, power generation, and other “picks and shovels” industries, sustaining strong pockets of demand even as broader economic data softened.

As we look ahead, the team is mindful that stock market gains have again outpaced underlying earnings, and that complacency has re-emerged in the hottest corners of the market. We also remain mindful that rising yields, continuing trade frictions, and uncertainties around the durability of AI spending could inject volatility into markets. That said, we believe the fundamental backdrop is more stable than earlier in the year, and the start of a monetary easing cycle should support a broader earnings and economic recovery.

Most importantly, we remain especially constructive on the outlook for Small and Micro Cap stocks. After years of under performance, the combination of improving rate dynamics, attractive relative valuations, and a domestic economic footprint positions the asset class on favorable footing for 2026 and beyond. Our profitability-focused, conservative growth discipline remains central to navigating volatility while capitalizing on compelling long-term opportunities.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	Micro Cap Portfolio, Institutional Class Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell Microcap Index (USD)	Russell Microcap Growth Index (USD) (TR)Footnote Reference*
Oct/15	$10,000	$10,000	$10,000	$10,000
Oct/16	$10,607	$10,424	$10,154	$9,537
Oct/17	$13,861	$12,924	$13,151	$12,013
Oct/18	$14,670	$13,776	$13,337	$12,143
Oct/19	$14,589	$15,635	$12,901	$11,314
Oct/20	$14,057	$17,221	$13,307	$13,843
Oct/21	$22,626	$24,782	$21,629	$20,170
Oct/22	$19,224	$20,688	$16,807	$13,592
Oct/23	$16,672	$22,422	$14,050	$11,152
Oct/24	$21,305	$30,910	$19,002	$15,949
Oct/25	$24,252	$37,343	$24,175	$21,624

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-474-5669 or visit https://rhjfunds.com/rhj-micro-cap-portfolio/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Rice Hall James Micro Cap Portfolio, Institutional Class Shares	13.83%	11.52%	9.26%
Russell 3000 Index (USD) (TR)Footnote Reference*	20.81%	16.74%	14.08%
Russell Microcap Index (USD)	27.22%	12.68%	9.23%
Russell Microcap Growth Index (USD) (TR)Footnote Reference*	35.58%	9.33%	8.02%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$17,807,113	66	$-	41%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Industrials
29.6%
Health Care
25.6%
Information Technology
17.4%
Consumer Discretionary
12.7%
Consumer Staples
6.6%
Financials
4.3%
Short-Term Investment
1.8%
Energy
1.3%
Materials
1.0%

Value	Value
Materials	1.0%
Energy	1.3%
Short-Term Investment	1.8%
Financials	4.3%
Consumer Staples	6.6%
Consumer Discretionary	12.7%
Information Technology	17.4%
Health Care	25.6%
Industrials	29.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Healthcare Services Group	2.5%
iRadimed	2.3%
American Superconductor	2.3%
nLight	2.3%
Newpark Resources	2.2%
Mirum Pharmaceuticals	2.2%
Huron Consulting Group	2.1%
Sterling Infrastructure	2.1%
LeMaitre Vascular	2.1%
ANI Pharmaceuticals	2.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

The Board of Trustees of the Trust, at the recommendation of Rice Hall James & Associates, LLC (the “Adviser”), the investment adviser of the Fund, has approved a plan of liquidation providing for the liquidation of the Fund’s assets and the distribution of the net proceeds pro rata to the Fund’s shareholders. In connection therewith, the Fund is closed to investments from new and existing shareholders effective immediately. The Fund is expected to cease operations and liquidate on or about December 29, 2025 (the “Liquidation Date”). The Liquidation Date may be changed without notice at the discretion of the Trust’s officers.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-474-5669

  https://rhjfunds.com/how-to-invest/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-474-5669 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund

Rice Hall James Micro Cap Portfolio / Institutional Class Shares - RHJSX

Annual Shareholder Report: October 31, 2025

RHJSX-AR-2025

(b)              Not applicable.

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1)         The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)         The Registrant’s audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$96,175	None	None	$91,274	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees(2)	None	None	$682,400	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

2

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$587,404	None	None	$539,063	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Cohen & Co. (“Cohen”) related to the Trust.

Cohen billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$45,800	None	None	$43,700	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

3

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	Tax compliance services provided to service affiliates of the funds.

(e)(1)        The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1)	require specific pre-approval;

(2)	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3)	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

4

(e)(2)        Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2025	2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2)        Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2025	2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2)        Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (Cohen):

	2025	2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)             Not applicable.

(g)             The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $682,400 and $0 for 2025 and 2024, respectively.

(g)             The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2025 and 2024, respectively.

(g)             The aggregate non-audit fees and services billed by Cohen for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2025 and 2024, respectively.

5

(h)             During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)              Not Applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)              Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)             The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)             Not applicable.

6

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

# The Advisors' Inner Circle Fund

## The Rice Hall James Funds

**Annual Financials and Other Information** **October 31, 2025**

### Rice Hall James Micro Cap Portfolio

**Investment Adviser:**

**Rice Hall James & Associates, LLC**

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO October 31, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Report of Independent Registered Public Accounting Firm	19
Notice to Shareholders (Unaudited)	21
Other Information (Form N-CSR Items 8-11) (Unaudited)	22

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
October 31, 2025

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 98.5%
	Shares	Value
CONSUMER DISCRETIONARY — 12.7%
Figs, Cl A*	31,000	$231,260
Genius Sports*	28,700	323,162
Green Brick Partners*	4,550	294,567
Johnson Outdoors, Cl A	4,616	188,010
Latham Group*	27,300	197,925
Lincoln Educational Services*	16,306	316,662
Lindblad Expeditions Holdings*	20,474	246,916
Petco Health & Wellness, Cl A*	62,300	198,114
Standard Motor Products	7,329	272,126
		2,268,742
CONSUMER STAPLES — 6.6%
Calavo Growers	8,600	191,006
Grocery Outlet Holding*	17,600	239,536
Mama's Creations*	27,645	292,761
Spectrum Brands Holdings*	3,400	183,192
Vital Farms*	8,084	265,559
		1,172,054
ENERGY — 1.3%
Core Laboratories	14,700	234,318

FINANCIALS — 4.3%
Federal Agricultural Mortgage, Cl C	1,769	280,634
Live Oak Bancshares	8,465	263,600
Plumas Bancorp	5,300	217,512
		761,746
HEALTH CARE — 25.6%
ADMA Biologics*	16,393	253,764
Amphastar Pharmaceuticals*	6,800	173,400
ANI Pharmaceuticals*	4,018	364,031
Aurinia Pharmaceuticals*	25,400	334,518
Axogen*	11,916	264,773

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO October 31, 2025

COMMON STOCK†† — continued
	Shares	Value
HEALTH CARE — continued
iRadimed	5,366	$412,162
LeMaitre Vascular	4,224	365,841
Mesa Laboratories	2,056	147,806
Mirum Pharmaceuticals*	5,342	388,096
Omnicell*	8,400	281,988
Pennant Group*	11,740	290,330
SANUWAVE Health*	3,700	107,078
Simulations Plus*	10,046	172,590
Tactile Systems Technology*	16,656	251,006
U.S. Physical Therapy	2,650	228,616
UFP Technologies*	1,562	300,904
Viemed Healthcare*	33,800	218,348
		4,555,251
INDUSTRIALS — 29.6%
Alamo Group	1,391	248,599
American Superconductor*	6,895	408,391
Construction Partners, Cl A*	2,769	316,635
CRA International	1,526	290,688
Douglas Dynamics	7,899	238,787
Ducommun*	3,821	350,577
Energy Recovery*	18,154	310,615
Healthcare Services Group*	25,100	448,537
Helios Technologies	6,500	359,840
Huron Consulting Group*	2,301	378,376
Legalzoom.com*	17,400	173,478
Liquidity Services*	8,814	211,007
Newpark Resources*	31,900	392,370
Proto Labs*	6,000	298,560
Sterling Infrastructure*	998	377,145
Thermon Group Holdings*	8,381	240,786
Transcat*	3,071	223,108
		5,267,499

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
October 31, 2025

COMMON STOCK†† — continued
	Shares	Value
INFORMATION TECHNOLOGY — 17.4%
A10 Networks	16,198	$288,972
Aehr Test Systems*	10,500	272,895
Applied Optoelectronics*	9,400	334,264
BigCommerce Holdings*	34,000	157,420
Blend Labs, Cl A*	62,300	206,213
Clearfield*	4,785	168,911
Grid Dynamics Holdings*	14,600	136,364
Ichor Holdings*	11,900	269,892
Napco Security Technologies	7,722	340,926
nLight*	12,209	403,019
PDF Solutions*	10,200	297,126
Vishay Precision Group*	5,947	222,775
		3,098,777
MATERIALS — 1.0%
TriMas	5,300	188,309

TOTAL COMMON STOCK
(Cost $12,619,577)		17,546,696

SHORT-TERM INVESTMENT(A) — 1.8%

First American Government Obligations Fund, Cl X , 4.030%
(Cost $319,887)	319,887	319,887
TOTAL INVESTMENTS— 100.3%
(Cost $12,939,464)		$17,866,583

Percentages are based on Net Assets of $17,807,113.

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of October 31, 2025.

Cl	Class

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
October 31, 2025

As of October 31, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
October 31, 2025

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments at Value (Cost $12,939,464)	$17,866,583
Due from Investment Adviser	37,638
Dividends Receivable	1,270
Prepaid Expenses	6,625
Total Assets	17,912,116
Liabilities:
Transfer Agent Fees Payable	24,649
Legal Fees Payable	20,611
Audit Fees Payable	19,900
Printing Fees Payable	8,997
Payable to Administrator	8,493
Chief Compliance Officer Fees Payable	3,425
Payable to Trustees	46
Other Accrued Expenses	18,882
Total Liabilities	105,003
Commitments and Contingencies †
Net Assets	$17,807,113
Net Assets Consist of:
Paid-in Capital	$12,204,990
Total Distributable Earnings	5,602,123
Net Assets	$17,807,113
Institutional Class Shares:
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	724,442
Net Asset Value,
Per share — Institutional Class	$24.58

†	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
For the year ended
October 31, 2025

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$98,871
Total Investment Income	98,871

Expenses:
Investment Advisory Fees	131,478
Administration Fees	99,847
Trustees' Fees	32,074
Chief Compliance Officer Fees	9,564
Transfer Agent Fees	116,676
Legal Fees	56,046
Registration and Filing Fees	28,598
Audit Fees	19,900
Printing Fees	17,004
Custodian Fees	5,417
Other Expenses	38,705
Expenses Before Expense Waiver, Reimbursement and Fees Paid Indirectly	555,309

Less:
Waiver of Investment Advisory Fees	(131,478)
Reimbursement from Adviser	(203,987)
Fees Paid Indirectly(1)	(3,762)
Net Expenses After Expense Waiver, Reimbursement and Fees Paid Indirectly	216,082
Net Investment Loss	(117,211)
Net Realized Gain on Investments	1,003,602
Net Change in Unrealized Appreciation on Investments	1,396,235
Total Net Realized and Unrealized Gain on Investments	2,399,837
Net Increase in Net Assets Resulting from Operations	$2,282,626

(1)	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Loss	$(117,211)	$(110,407)
Net Realized Gain	1,003,602	2,052,326
Net Change in Unrealized
Appreciation	1,396,235	3,415,969
Net Increase in Net Assets Resulting in Operations	2,282,626	5,357,888

Distributions:	(1,884,033)	(4,937,360)

Capital Share Transactions:
Issued	319,520	934,482
Reinvestment of Distributions	1,750,778	4,473,431
Redemption Fees(1)	40	306
Redeemed	(3,611,190)	(9,157,536)
Net Decrease in Net Assets from Capital Share Transactions	(1,540,852)	(3,749,317)
Total Decrease in Net Assets	(1,142,259)	(3,328,789)

Net Assets:
Beginning of Year	18,949,372	22,278,161
End of Year	$17,807,113	$18,949,372
Shares Issued and Redeemed:
Issued	15,337	40,537
Reinvestment of Distributions	77,812	202,877
Redeemed	(160,560)	(392,818)
Net Decrease in Shares Outstanding from Share Transactions	(67,411)	(149,404)

(1)	See Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

	Years Ended October 31,
	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Year	$23.93		$23.67		$29.57		$42.96		$26.69
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.15)		(0.13)		(0.14)		(0.23)		(0.35)
Net Realized and Unrealized Gain (Loss)	3.24		6.21		(3.59)		(5.08)		16.62
Total from Investment Operations	3.09		6.08		(3.73)		(5.31)		16.27
Redemption Fees	—	^	—	^	—	^	—	^	—	^

Distributions from:
Net Realized Gain	(2.44)		(5.82)		(2.17)		(8.08)		—
Total Distributions	(2.44)		(5.82)		(2.17)		(8.08)		—
Net Asset Value, End of Year	$24.58		$23.93		$23.67		$29.57		$42.96
Total Return†	13.83%		27.79%		(13.28)%		(15.03)%		60.96%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$17,807		$18,949		$22,278		$45,075		$54,799
Ratio of Net Expenses to Average Net Assets	1.25	%(2)	1.25	%(2)	1.25	%(2)	1.25	%(2)	1.25	%(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	3.17%		2.65%		2.08%		1.76%		1.56%
Ratio of Net Investment Loss to Average Net Assets	(0.67)%		(0.53)%		(0.50)%		(0.72)%		(0.90)%
Portfolio Turnover Rate†	41%		35%		32%		43%		40%

^	Value is less than $0.005 per share.

†	Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the year.

(1)	Per share data calculated using average shares method.

(2)	The Ratio of Net Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have decreased by 2 basis points (bps), 5 bps, 6 bps, 2 bps, and 1 bps, respectively.

Amounts designated as “—“ are either not applicable, $0 or have been rounded to $0..

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
October 31, 2025

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997, as amended on May 15, 2012 and August 18, 2020. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 27 funds. The financial statements herein are those of the Rice Hall James Micro Cap Portfolio (the “Fund”). The Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of the Fund is maximum capital appreciation. The Fund invests primarily (at least 80% of its net assets) in equity securities of U.S. micro cap companies that, at the time of initial purchase, fall within the range of companies in the Russell Microcap Index at reconstitution each June. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded, it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
October 31, 2025

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by Rice Hall James & Associates, LLC (the "Adviser") and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2025, there were no securities valued in accordance with the fair value procedures.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session of the exchange on which the security is principally traded.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
October 31, 2025

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speed, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indicator of the risk associated with investing in these securities.

For details of the investments classifications refer to the Schedule of Investments.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more likely than not” (i.e., a greater than 50% probability) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
October 31, 2025

As of and during the year ended October 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2025, the Fund did not incur any significant interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
October 31, 2025

Redemption Fees — The Fund imposes a 2.00% redemption fee on the value of Institutional Class shares redeemed fewer than 90 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The Fund imposed redemption fees of $40 and $306 for the years ended October 31, 2025 and October 31, 2024, respectively.

Segment Reporting — In this reporting period, the Fund adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund’s Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio manager. The financial information in the form of the Fund’s schedules of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statement of Operations.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
October 31, 2025

4.	Administration, Distribution, Commission Recapture, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2025, the Fund incurred fees of $99,847 for these services.

The Fund directs, via a network of executing brokers, certain fund trades to the Distributor, who pays a portion of the Fund’s expenses. Under this arrangement, the Fund had expenses reduced by $3,403, savings that were used to pay administrative expenses. This amount is included in “Fees Paid Indirectly” on the Statement of Operations.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund that are serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser. These fees are disclosed on the Statement of Operations as Shareholder Servicing fees, if applicable.

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend-disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Fund may earn cash management credits that can be used to offset transfer agent expenses. During the year ended October 31, 2025, the Fund earned credits of $359, which was used to offset transfer agent expenses. This amount is included in “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
October 31, 2025

5. Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund. For its services, the Fund has a fee calculated at an annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and non-routine expenses (collectively “excluded expenses”)) from exceeding 1.25% until February 28, 2026. Refer to Waiver of Investment Advisory Fees on the Statement of Operations for fees waived for the year ended October 31, 2025. In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee reduction and/or expense reimbursement and (ii) at the time of the recoupment.

As of October 31, 2025, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future recapture to the Adviser were $260,051, expiring in 2026, $289,357, expiring in 2027, and $335,465, expiring in 2028.

During the year ended October 31, 2025, the Fund did not recapture any previously waived fees and/or reimbursed expenses.

6. Investment Transactions:

For the year ended October 31, 2025, the Fund made purchases of $6,947,799 and sales of $10,003,150 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. The permanent differences primarily consist of net of operating loss.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
October 31, 2025

At October 31, 2025, the Fund reclassified the following permanent amount between distributable earnings (accumulated losses) and paid-in capital, the reclassification is primarily related to net operating loss:

Distributable Earnings (Accumulated Losses)	Paid-in Capital
$127,029	$(127,029)

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

	Ordinary Income	Long-Term Capital Gains	Total
2025	$220,996	$1,663,037	$1,884,033
2024	—	4,937,360	4,937,360

As of October 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed Long-Term Capital Gain	Late-Year Loss Deferral	Unrealized Appreciation	Other Temporary Differences	Total Distributable Earnings
$843,475	$(97,398)	$4,856,041	$5	$5,602,123

Late-year loss deferrals represent ordinary losses realized on investment transactions from January 1, 2025 through October 31, 2025, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

For Federal income tax purposes, the difference between Federal tax cost and book cost is due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at October 31, 2025, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$13,010,542	$5,954,661	$(1,098,620)	$4,856,041

8. Concentration of Risks:

Equity Risk — Since the Fund purchases equity securities, the Fund is subject to equity risk, or the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and accordingly the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
October 31, 2025

Small-Capitalization Company Risk — The small-capitalization companies in which the Fund will invest may be more vulnerable to adverse business or economic events as compared to larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have comparatively limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Growth Style Risk — The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes can potentially offer above-average rates of earnings growth and that therefore may experience stock price increases that exceed the increases observed in the benchmark or in the stock’s peer universe. Over time and in different market environments, growth-style investing may fall in or out of favor, and in the latter case, the Fund may underperform other equity funds that rely on different investing styles or pursue different objectives.

Micro-Capitalization Company Risk — Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, as compared to the volume of information available about larger peers, there may be less public information available about these companies. Micro-capitalization stock prices may be more volatile than stock prices corresponding to large-, mid- and small-capitalization companies, and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Fund. A more complete description of risks associated with the Fund is included in the prospectus and statement of additional information.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
October 31, 2025

9. Concentration of Shareholders:

At October 31, 2025, 67% of total shares outstanding were held by three record shareholders, each owning 10% or greater of the aggregate shares outstanding. These are shareholder segments comprised of omnibus accounts that are held on behalf of individual shareholders.

10. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, remote, based on experience, the risk of loss from such claims is considered remote.

11. Recent Accounting Pronouncements:

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

12. Subsequent Events:

The Board of Trustees of the Trust, at the recommendations of the Adviser, has approved a plan of liquidation providing for the liquidation of the Fund’s assets and the distribution of the net proceeds pro rata to the Fund’s shareholders. In connection therewith, the Fund is closed to investments from new and existing shareholders effective immediately. The Fund is expected to cease operations and liquidate on or about December 29, 2025 (the “Liquidation Date”). The Liquidation Date may be changed without notice at the discretion of the Trust’s officers.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
October 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Rice Hall James Micro Cap Portfolio
and the Board of Trustees of The Advisors’ Inner Circle Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Rice Hall James Micro Cap Portfolio (the “Fund”), a series of The Advisors’ Inner Circle Fund, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the year ended October 31, 2022, and prior, were audited by other auditors whose report dated December 22, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
October 31, 2025

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

December 22, 2025

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
October 31, 2025

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an October 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2025, the Fund is designating the following items with regard to distributions paid during the year.

Return Of Capital	Ordinary Income Distribution	Long-Term Capital Gain Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	Short-term Capital Gain Dividends (3)
0.00%	11.73%	88.27%	100.00%	48.43%	45.97%	100.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)	The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2025. Complete information will be computed and reported with your 2025 Form 1099-DIV.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
October 31, 2025

Other Information (Form N-CSR Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on May 19–20, 2025 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark indices.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
October 31, 2025

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
October 31, 2025

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark indices and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmarks and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
October 31, 2025

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

The Rice Hall James Funds

P.O. Box 219009

Kansas City, MO 64121

866-474-5669

www.rhjfunds.com

Adviser:

Rice Hall James & Associates, LLC

600 West Broadway, Suite 1000

San Diego, CA 92101

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RHJ-AR-001-2400

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)             Not applicable.

(b)             Not applicable.

Item 19.	Exhibits.

(a)(1)        Code of Ethics attached hereto.

(a)(2)        Not applicable.

(a)(3)        A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)        Not applicable.

(a)(5)        Not applicable.

(b)             Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: May 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: May 22, 2026

By (Signature and Title)	/s/ Andrew Metzge
Andrew Metzger
Principal Financial Officer

Date: May 22, 2026